DEBT (Tables)	12 Months Ended
Dec. 31, 2023
Debt Disclosure [Abstract]
SCHEDULE OF LONG TERM DEBT OBLIGATIONS

The Company’s long-term debt obligations consist of the following (in US$ thousands):

	December 31, 2023	December 31, 2022

Secured Term Loan	$387,000	$430,000
Secured Revolving Credit Facility	10,000	10,000
Borrowings from Long-Term 24 Month Working Capital Facilities	11,479	11,942
Less: unamortized debt issuance costs	(5,170)	(6,727)
Total loans and borrowings	403,309	445,215
Less: current installments	(71,744)	(53,352)
Long-term debt, net of unamortized debt issuance costs and excluding current installments	$331,565	$391,863

SCHEDULE OF SHORT TERM DEBT OBLIGATIONS

The Company’s short-term debt obligations consist of the following (in US$ thousands):

	December 31,	December 31,
	2023	2022

Other short-term borrowings from working capital facilities	$49,001	$91,747
Less: unamortized debt issuance costs	(112)	(1,862)
Short-term debt, excluding current installments of long-term debt	$48,889	$89,885

SCHEDULE PRINCIPAL PAYMENTS OF LONG TERM DEBT	Scheduled principal payments of long-term debt for periods subsequent to December 31, 2023, are as follows (in US$ thousands):
2024	$71,744
2025	78,735
2026	64,500
2027	193,500
Total	$408,479